FRESNILLO OBLIGATION	12 Months Ended
Dec. 31, 2022
FRESNILLO OBLIGATION
FRESNILLO OBLIGATION
23.	FRESNILLO OBLIGATION

Pursuant to the terms of the Layback Agreement, we agreed to pay Fresnillo total cash consideration of $62.8 million through the following staged payment schedule:

i.	$25 million upon closing of the transaction (paid);
ii.	$15 million on December 1, 2022 (paid); and
iii.	$22.8 million on December 1, 2023

The amounts payable bear interest at 5% per annum, payable quarterly. To March 31, 2022, we capitalized the interest on this loan to “Mineral properties and related construction”. On April 1, 2022, we commenced commercial production at the Camino Rojo Oxide Gold Mine and began to expense the interest on this obligation.

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Beginning of the year	$37,800	$—
Initial recognition	—	37,800
Accretion capitalized	473	1,654
Accretion expensed (note 10)	1,383	—
Principal repaid	(15,000)	—
Cash interest paid	(1,856)	(1,654)
End of the year	$22,800	$37,800

Current	22,800	15,000
Non-current	—	22,800
	$22,800	$37,800